CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021	Jun. 30, 2021	Apr. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 213,803		$ 186,301			$ 156,478
Restricted cash	4,568		5,228			4,831
Accounts receivable - net of allowance of $6,105 and $5,946	130,702		143,362			130,605
Prepaid expenses	11,101		12,778			15,679
Taxes receivable	8,350		11,992			14,337
Other current assets	16,749		15,368			10,025
Total current assets	385,273		375,029			331,955
PROPERTY AND EQUIPMENT - NET	167,040		170,896			172,164
RIGHT OF USE ASSETS	49,959	$ 53,100
GOODWILL	1,502,651		1,503,245		$ 75,782	1,430,837	$ 1,429,521
IDENTIFIABLE INTANGIBLE ASSETS - NET	436,466		478,852			526,183
DEFERRED INCOME TAXES - NET	8,312		8,893			9,221
OTHER LONG-TERM ASSETS	45,342		41,092			43,355
Total Assets	2,595,043		2,578,007			2,513,715
CURRENT LIABILITIES:
Accounts payable	88,409		94,993			95,587
Accrued expenses	60,627		66,569			37,059
Income taxes payable	4,828		10,502			7,946
Short-term debt - net	6,672		6,481			14,271
Deferred revenue	165,207		167,550			149,108
Total current liabilities	325,743		346,095			303,971
LONG-TERM DEBT - NET	1,713,807		1,750,990			1,793,460
LEASE LIABILITIES	49,113	$ 61,300
DEFERRED INCOME TAXES - NET	37,174		24,595			19,131
UNCERTAIN TAX POSITIONS	42,743		42,701			63,208
OTHER LONG-TERM LIABILITIES	7,560		26,961			39,548
Total Liabilities	2,176,140		2,191,342			2,219,318
Commitments and contingencies (Note 10)
REDEEMABLE PREFERRED STOCK:
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.02 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively	723,902		685,350
STOCKHOLDERS' DEFICIT:
Common Stock, $0.01 par value: 185.0 million shares authorized; 153.6 million shares issued and 153.3 million shares outstanding as of June 30, 2022; 153.5 million shares issued and 153.3 million shares outstanding as of December 31, 2021.	1,533		1,533			1,533
Additional paid-in capital	898,177		933,569			998,487
Accumulated deficit	(1,141,373)		(1,203,440)			(1,320,508)
Accumulated other comprehensive loss	(111,766)		(78,403)			(46,800)
Total Shareholders' Deficit	(353,429)		(346,741)			(367,288)
Noncontrolling interest	48,430		48,056			47,728
Total stockholders' deficit	(304,999)		(298,685)	$ (317,272)		(319,560)	(258,970)
Total Liabilities and Shareholders' Deficit	2,595,043		2,578,007			2,513,715
Redeemable Preferred Stock
REDEEMABLE PREFERRED STOCK:
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.02 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively	$ 723,902		$ 685,350	$ 648,383		$ 613,957	$ 549,837